Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares NIS 0.01 par value [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]
Balance, value at Dec. 31, 2008	$ 62,715	$ 132	$ (1,898)	$ 60,149	$ 4,332
Balance, shares at Dec. 31, 2008		31,227,484	(2,092,376)
Exercise of share options and RSU's, shares		100,635
Share based compensation expense	148			148
Net income (loss)	(11,842)				(11,842)
Balance, value at Dec. 31, 2009	51,021	132	(1,898)	60,297	(7,510)
Balance, shares at Dec. 31, 2009		31,328,119	(2,092,376)
Exercise of share options and RSU's, shares		42,240
Share based compensation expense	155			155
Net income (loss)	2,816				2,816
Balance, value at Dec. 31, 2010	53,992	132	(1,898)	60,452	(4,694)
Balance, shares at Dec. 31, 2010	29,277,983	31,370,359	(2,092,376)
Exercise of share options and RSU's, value	146	1		145
Exercise of share options and RSU's, shares		439,981
Share based compensation expense	417			417
Net income (loss)	5,378				5,378
Balance, value at Dec. 31, 2011	$ 59,933	$ 133	$ (1,898)	$ 61,014	$ 684
Balance, shares at Dec. 31, 2011	29,717,964	31,810,340	(2,092,376)